Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger (Details 1) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Business Description And Basis Of Presentation [Line Items]
Patents, net	$ 258,611	$ 271,278	$ 296,611
ProstaScint [Member]
Business Description And Basis Of Presentation [Line Items]
2018		47,000
2019		14,000
2020
2021
2022
Thereafter
Patents, net		61,000
Natesto [Member]
Business Description And Basis Of Presentation [Line Items]
2018		1,319,000
2019		1,319,000
2020		1,319,000
2021		1,319,000
2022		1,319,000
Thereafter		2,636,000
Patents, net		9,231,000
Nuelle [Member]
Business Description And Basis Of Presentation [Line Items]
2018		144,000
2019		144,000
2020		144,000
2021		144,000
2022		144,000
Thereafter		798,000
Patents, net		$ 1,518,000